Operating lease liabilities (Lease Term and Discount Rate) (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term:
- Operating leases	4 years 3 months 18 days	4 years 7 months 17 days
Weighted-average discount rate:
- Operating leases	6.13%	6.32%